Goodwill and Finite Lived Intangible Assets (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended				12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Goodwill and Finite Lived Intangible Asset
Goodwill	$ 115,300	$ 115,300	$ 115,300	$ 115,300	$ 115,300		$ 115,300	$ 4,395,400
Goodwill Impairment charges							4,280,100
Total amortization expense	$ 127,800	$ 134,400	$ 257,800	265,600	$ 269,000	$ 273,900	542,900	$ 146,900
Net of accumulated amortization				51,500
Fair value of impairment loss				$ 0			$ 4,280,100